CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Class A and B Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss/foreign currency translation adjustment CNY (¥)	Retained earnings CNY (¥)	Total HTT shareholders' equity CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 175,888	¥ (486,954,953)	¥ 4,036,197,237	¥ (45,960,186)	¥ 8,539,254,222	¥ 12,042,712,208
Beginning balance (in shares) at Dec. 31, 2022 | shares	232,246,326
Repurchase of ordinary shares		(420,660,053)				(420,660,053)
Repurchase of ordinary shares (in shares) | shares	(31,870,360)
Exercise of share options		7,987,486	(7,987,273)			213
Exercise of share options (in shares) | shares	224,925
Share-based compensation (Note 19)			4,935,782			4,935,782
Other comprehensive income (loss)				21,829,283		21,829,283	¥ 21,829,283
Net income					39,133,539	39,133,539	39,133,539
Ending balance at Dec. 31, 2023	¥ 175,888	(899,627,520)	4,033,145,746	(24,130,903)	8,578,387,761	11,687,950,972
Ending balance (in shares) at Dec. 31, 2023 | shares	200,600,891
Repurchase of ordinary shares		(528,393,708)				(528,393,708)
Repurchase of ordinary shares (in shares) | shares	(32,156,032)
Exercise of share options		8,735,350	(8,735,172)			178
Exercise of share options (in shares) | shares	244,326
Share-based compensation (Note 19)			2,257,795			2,257,795
Other comprehensive income (loss)				37,882,398		37,882,398	37,882,398
Net income					91,731,395	91,731,395	91,731,395
Ending balance at Dec. 31, 2024	¥ 175,888	(1,419,285,878)	4,026,668,369	13,751,495	8,670,119,156	11,291,429,030	11,291,429,030
Ending balance (in shares) at Dec. 31, 2024 | shares	168,689,185
Repurchase of ordinary shares		(299,619,946)				(299,619,946)
Repurchase of ordinary shares (in shares) | shares	(12,081,828)
Exercise of share options		2,389,494	(2,389,447)			47
Exercise of share options (in shares) | shares	69,100
Other comprehensive income (loss)				(68,932,636)		(68,932,636)	(68,932,636)	$ (9,857,236)
Net income					708,627,396	708,627,396	708,627,396	101,332,370
Capital injection			100,000			100,000
Ending balance at Dec. 31, 2025	¥ 175,888	¥ (1,716,516,330)	¥ 4,024,378,922	¥ (55,181,141)	¥ 9,378,746,552	¥ 11,631,603,891	¥ 11,631,603,891	$ 1,663,297,234
Ending balance (in shares) at Dec. 31, 2025 | shares	156,676,457